Document And Entity Information	Jul. 24, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 24, 2023
Entity Registrant Name	SYNDAX PHARMACEUTICALS, INC.
Entity Central Index Key	0001395937
Entity Emerging Growth Company	false
Securities Act File Number	001-37708
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	32-0162505
Entity Address, Address Line One	Building D
Entity Address, Address Line Two	Floor 3
Entity Address, Address Line Three	35 Gatehouse Drive
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	(781)
Local Phone Number	419-1400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	SNDX
Security Exchange Name	NASDAQ